Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments under Non-Cancellable Operating Leases

As of December 31, 2013, the Group has future minimum lease payments under non-cancellable operating leases, with initial terms in excess of one year, for office premises related to continuing operations consisting of the following:

	RMB	US$
2014	26,958	4,453
2015	25,707	4,246
2016	22,001	3,634
2017 and thereafter	—	—

	74,666	12,333